SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Choice III Variable Annuity

Effective on October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended to reflect the changes as a result of the fund mergers described above.

SUNAMERICA INCOME PLUS and SUNAMERICA INCOME BUILDER living benefit

The following replaces the investment requirements option 4 if you elected SunAmerica Income Plus or SunAmerica Income Builder living benefit:

Flexible Allocation – Build-Your-Own Option 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%

SA DFAUltra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

SA JPMorgaon MFS Core Bond

Fixed Accounts

1-Year Fixed (if available)

B. Equity	Minimum 0% Maximum 70%

Columbia VP-Income Opportunities Fund

Columbia VP-Large Cap Growth Fund

Franklin Income Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA Allocation Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Franklin Foreign Value

SA Janus Focused Growth

SA JPMorgan Balanced

SA JPMorgan Equity -Income

SA JPMorgan Global Equities

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Legg Mason BW Large Cap Value

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE living benefit

The following replaces the investment requirement option 4 for if you elected the MARKETLOCK FOR LIFE living benefit:

4	Invest in accordance with the requirement outlined in the table below:
Investment Group	Investment Requirement	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 70%

Columbia VP-High Income Fund

Columbia VP-Marsico Focused Equities

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA Allocation Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

1Only available if you purchased your contract through BB&T Investment Services, Inc.

MARKETLOCK INCOME PLUS (contracts issued on or after May 1, 2009),

MARKETLOCK FOR LIFE PLUS (contracts issued on or after May 1, 2009) and

MARKETLOCK FOR LIFE PLUS +6% Option (contracts issued prior to May 1, 2009)

The following replaces the investment requirement option 4 for if you elected the MarketLock Income Plus, MarketLock for Life Plus or MarketLock For Life Plus +6% Option living benefit with your contract:

4. invest in accordance with the requirements outline in the table below

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20%* Maximum 100% *(30% for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 80%** **(70%, for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)

Columbia VP-Income Opportunities Fund

Columbia VP-Large Cap Growth Fund

SA AB Growth

Equity Income Account[1]

Franklin Allocation VIP Fund

Franklin Income VIP Funds

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investor Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

SAM Balanced[1]

SAM Conservative Balanced[1]

SAM Conservative Growth[1]

SAM Flexible Income[1]

SAM Strategic Growth[1]

C. Limited Equity	Minimum 0% Maximum 20%*** ***(10% for MarketLock Income Plus and MarketLock For Life Plus issued on or after 5/1/09)	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

1Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.).

MARKETLOCK INCOME PLUS EXTENSION (contracts issued between May 1, 2008 and May 3, 2009) and

MARKETLOCK FOR LIFE PLUS +7% OPTION EXTENSION (contract issued between February 4, 2008 and May 3, 2009)

The following replaces the investment requirement option 2 if you elected extension of Income Base Evaluation Period and, if applicable, Income Credit Period when it was offered:

Option 2	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the following:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund	2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund	3.0%	3.5%	4.0%
	SA AB Growth	1.5%	2.0%	2.0%
	SA AB Small & Mid Cap Value	0.5%	0.5%	0.5%
	SA American Funds Global Growth	1.0%	1.5%	2.0%
	SA American Funds Growth-Income	0.0%	0.0%	0.5%
	SA DFA Ultra Short Bond	1.0%	0.5%	0.0%
	SA Dogs of Wall Street	1.5%	1.5%	1.5%
	SA Federated Corporate Bond	5.0%	4.0%	3.5%
	SA Franklin Foreign Value	1.5%	1.5%	1.5%
	SA Franklin Small Company Value	0.0%	1.0%	1.0%
	SA Goldman Sachs Global Bond	2.0%	2.0%	1.0%
	SA Janus Focused Growth	0.0%	0.5%	0.5%
	SA JPMorgan Emerging Markets	0.0%	0.5%	1.0%
	SA JPMorgan Equity-Income	3.0%	3.5%	4.0%
	SA JPMorgan MFS Core Bond	8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
	SA MFS Blue Chip Growth	1.0%	1.5%	2.0%
	SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
	SA Morgan Stanley International Equities	1.5%	1.5%	2.0%
	SA Oppenheimer Main Street Large Cap	1.5%	2.0%	2.0%
	SA PineBridge High-Yield Bond	2.0%	1.5%	1.0%
	SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
	SA Wellington Capital Appreciation	1.5%	1.5%	2.0%
	SA Wellington Government and Quality Bond	4.0%	4.0%	3.5%
	SA Wellington Real Return	2.5%	1.5%	1.0%
	Total	50.0%	50.0%	50.0%

MARKETLOCK INCOME PLUS EXTENSION (contract purchased between May 4, 2009 and January 18, 2010), MARKETLOCK LIFE PLUS EXTENSION (contract purchased between May 4, 2009 and January 18, 2010) and MARKETLOCK FOR LIFE EXTENSION (contract purchased between May 4, 2009 – January 20, 2012)

The following replaces the investment requirements option 4 if you elected the extension of the Income Base Evaluation Period when it was offered.

Option 4

At least 50% in one or more of the following:

SunAmerica Dynamic Allocation

SunAmerica Dynamic Strategy

SA DFA Ultra Short Bond

Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Global Bond SA Wellington Government and Quality Bond SA Wellington Real Return SA JPMorgan MFS Core Total Return Bond Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 35%

Columbia VP-Income Opportunities Fund

Columbia VP-Large Cap Growth Fund

Franklin Income VIP Fund

Franklin Founding Funds Allocation VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION (contract purchased between March 12, 2007 and May 1, 2009

The following replace the investment requirements if you elected the extension of the Income Base Evaluation Period for the MarketLock For Life Plus +6% Option living benefit when it was offered.

Option 1

At least 50% in one or more of the following:

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA DFA Ultra Short Bond

Up to 50% in one or more of the following Variable Portfolios:

Franklin Income VIP Fund

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SAM Balanced[1]

SA JPMorgan Diversified Balanced (JPM)

SA MFS Total Return

SA PGI Asset Allocation

[1] Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

Option 2	25% in SA VCP Dynamic Allocation 25% in SAVCP Dynamic Strategy 50% in one of the following Allocations:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	Invesco V.I. Comstock Fund	2.5%	2.5%	3.0%
	Invesco V.I. Growth and Income Fund	3.0%	3.5%	4.0%
	SA AB Growth	1.5%	2.0%	2.0%
	SA AB Small & Mid Cap Value	0.5%	0.5%	0.5%
	SA American Funds Global Growth	1.0%	1.5%	2.0%
	SA American Funds Growth-Income	0.0%	0.0%	0.5%
	SA DFA Ultra Short Bond	1.0%	0.5%	0.0%
	SA Dogs of Wall Street	1.5%	1.5%	1.5%
	SA Federated Corporate Bond	5.0%	4.0%	3.5%
	SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
	SA Franklin Small Company Value	0.0%	1.0%	1.0%
	SA Goldman Sachs Global Bond	2.0%	2.0%	1.0%
	SA Janus Focused Growth	0.0%	0.5%	0.5%
	SA JPMorgan Emerging Markets	0.0%	0.5%	1.0%
	SA JPMorgan Equity-Income	3.0%	3.5%	4.0%
	SA JPMorgan MFS Code Bond	8.5%	6.5%	5.0%
	SA Legg Mason BW Large Cap Value	2.0%	2.0%	2.0%
	SA MFS Blue Chip Growth	1.0%	1.5%	2.0%
	SA MFS Massachusetts Investors Trust	3.0%	3.0%	3.5%
	SA Morgan Stanley International Equities	1.5%	1.5%	2.0%
	SA Oppenheimer Main Street Large Cap	1.5%	2.0%	2.0%
	SA PineBridge High-Yield Bond	2.0%	1.5%	1.0%
	SA Templeton Foreign Value	1.5%	1.5%	1.5%
	SA Wellington Capital Appreciation	1.5%	1.5%	2.0%
	SA Wellington Government and Quality Bond	4.0%	4.0%	3.5%
	SA Wellington Real Return	2.5%	1.5%	1.0%
	Total	50.0%	50.0%	50.0%

Option 3	25% in SA VCP Dynamic Allocation 25% in SA VCP Dynamic Strategy 50% in one of the Combinations below:
	Combination	25%	25%
	1	Allocation 1†	SA Allocation Balanced
	2	Allocation 2†	SA Allocation Moderate
	3	Allocation 3†	SA Allocation Moderate Growth
† Please refer to Allocations listed in Option 2

Option 4	At least 50% in one or more of the following: SA VCP Dynamic Allocation SA VCP Dynamic Strategy SA DFA Ultra Short Bond Up to 50% in accordance with the requirements outline in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 10% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 40%

Columbia VP-Income Opportunities Fund

Equity Income Account[1]

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Legg Mason BW Large Cap Value

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

SAM Balanced[1]

SAM Conservative Balanced[1]

SAM Conservative Growth[1]

SAM Flexible Income[1]

SAM Strategic Growth[1]

C. Limited Equity	Minimum 0% Maximum 10%

Columbia VP-Large Cap Growth Fund

SA Columbia Technology

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA Multi-Managed Mid-Cap Growth

SA Wellington Real Estate

  1 Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

ALLOCATIONS

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Invesco V.I. Comstock Fund, Series II Shares	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Shares	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Funds Global Growth	2.0%	3.0%	4.0%
SA American Funds Growth-Income	0.0%	0.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Code Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100%	100%	100%

Dated: April 18, 2019

Please keep this supplement with your prospectus.